Summary of significant accounting policies - Accounts receivable and contract assets and allowance for uncollectible accounts receivable and contract assets (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Summary of significant accounting policies
Allowance for doubtful accounts	¥ (21,875,166)		¥ (25,867,957)	¥ (38,681,680)	$ (3,171,601)
Accounts receivable and contract assets, net	1,161,911,740		747,480,118		168,461,367
Past-due accounts receivables	80,681,989		218,105,052		11,697,789
Provision for accounts receivable and contract assets
Accounts receivable, Provision of accounts receivable and contract assets (net of recovery)	1,738,580	$ 252,070	850,597	4,243,262
Charge-off for contract assets	(25,828,416)			(291,237,878)
Allowance for accounts receivable and contract assets, Beginning balance	25,867,957	3,750,501	38,681,680	192,909,907
Allowance for doubtful accounts of accounts receivable and contract assets	21,875,166		25,867,957	38,681,680	3,171,601
Allowance for accounts receivable and contract assets, Ending balance	21,875,166	3,171,601	25,867,957	38,681,680
Provision for accounts receivable and contract assets	21,835,625	3,165,868	77,247,810	121,485,215
Charge-off for accounts receivable and contract assets		(3,744,768)	(90,061,533)
Recoveries of charge-off of accounts receivables and contract assets	1,738,580	252,070	850,597	4,243,262
Not past-due
Summary of significant accounting policies
Past-due accounts receivables	73,420,716		205,943,964		10,645,004
1 - 30 days
Summary of significant accounting policies
Past-due accounts receivables	2,973,202		6,352,735		431,073
30 - 60 days
Summary of significant accounting policies
Past-due accounts receivables	4,288,071		5,808,353		621,712
Accounting Standard Update 2016-13 [Member]
Summary of significant accounting policies
Allowance for doubtful accounts				(15,524,436)
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance			15,524,436
Allowance for doubtful accounts of accounts receivable and contract assets				15,524,436
Allowance for accounts receivable and contract assets, Ending balance				15,524,436
Credit losses
Summary of significant accounting policies
Accounts receivable gross			25,867,957
Allowance for doubtful accounts	(21,875,166)				(3,171,601)
Provision for accounts receivable and contract assets
Allowance for doubtful accounts of accounts receivable and contract assets	21,875,166				3,171,601
Allowance for accounts receivable and contract assets, Ending balance	21,875,166	3,171,601
Loan Facilitation Service [Member]
Summary of significant accounting policies
Accounts receivable gross	1,066,735,324
Accounts receivable and contract assets, net			718,867,389		154,662,083
Post-origination Service [Member]
Summary of significant accounting policies
Accounts receivable gross	61,806,206
Accounts receivable and contract assets, net			28,400,279		8,961,058
Financial Service [Member]
Summary of significant accounting policies
Accounts receivable gross	55,245,376
Accounts receivable and contract assets, net			26,080,407		8,009,827
Xiaoying Credit Loans
Summary of significant accounting policies
Accounts receivable gross			210,012,648		9,352,219
Contract assets gross	1,092,602,618		537,467,470		158,412,488
Allowance for doubtful accounts				(37,529,193)
Accounts receivable and contract assets, net	64,504,119
Past-due accounts receivables	79,857,462		218,105,052		11,578,244
Provision for accounts receivable and contract assets
Accounts Receivable, Allowance for Credit Loss, Beginning Balance	8,092,404	1,173,288	37,529,193
Allowance for doubtful accounts receivable	15,353,343		8,092,404	37,529,193	2,226,025
Accounts receivable, Provision of accounts receivable and contract assets (net of recovery)	21,753,517	3,153,963	46,512,298
Accounts Receivable, Allowance for Credit Loss, Ending Balance	15,353,343	2,226,025	8,092,404	37,529,193
Contract assets, beginning balance	17,775,553	2,577,213
Contract assets, ending balance	6,480,105	939,527	17,775,553
Provision for contract assets (net of recovery)	(66,409)	(9,628)	29,123,093
Charge-off for accounts receivable assets	(14,492,578)	(2,101,226)	(75,949,087)
Charge-off for contract assets	(11,229,039)	(1,628,058)	(11,347,540)	(271,870,171)
Allowance for accounts receivable and contract assets, Beginning balance			37,529,193	185,085,029
Allowance for doubtful accounts of accounts receivable and contract assets				37,529,193
Allowance for accounts receivable and contract assets, Ending balance				37,529,193
Provision for accounts receivable and contract assets				112,833,743
Recoveries of charge-off of accounts receivables and contract assets	21,753,517	3,153,963	46,512,298
Xiaoying Credit Loans | Not past-due
Summary of significant accounting policies
Past-due accounts receivables	72,674,385		205,943,964		10,536,796
Xiaoying Credit Loans | 1 - 30 days
Summary of significant accounting policies
Past-due accounts receivables	2,932,527		6,352,735		425,176
Xiaoying Credit Loans | 30 - 60 days
Summary of significant accounting policies
Past-due accounts receivables	4,250,550		5,808,353		616,272
Xiaoying Credit Loans | Accounting Standard Update 2016-13 [Member]
Summary of significant accounting policies
Allowance for doubtful accounts				(11,480,592)
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance			11,480,592
Allowance for doubtful accounts of accounts receivable and contract assets				11,480,592
Allowance for accounts receivable and contract assets, Ending balance				11,480,592
Xiaoying Credit Loans | Credit losses
Summary of significant accounting policies
Contract assets gross	6,480,105		17,775,553		939,527
Allowance for doubtful accounts	(15,353,343)		(8,092,404)		(2,226,025)
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	8,092,404
Allowance for doubtful accounts of accounts receivable and contract assets	15,353,343		8,092,404		2,226,025
Allowance for accounts receivable and contract assets, Ending balance	15,353,343	2,226,025	8,092,404
Xiaoying Credit Loans | Loan Facilitation Service [Member]
Summary of significant accounting policies
Accounts receivable gross	24,326,715		189,556,149		3,527,042
Contract assets gross	1,038,520,804		529,311,240		150,571,362
Xiaoying Credit Loans | Post-origination Service [Member]
Summary of significant accounting policies
Accounts receivable gross	1,427,297		2,468,496		206,939
Contract assets gross	60,244,520		25,931,783		8,734,634
Xiaoying Credit Loans | Financial Service [Member]
Summary of significant accounting policies
Accounts receivable gross	54,103,450		26,080,407		7,844,263
Contract assets gross	317,399				46,019
Xiaoying Revolving Loans
Summary of significant accounting policies
Allowance for doubtful accounts				(1,152,487)
Provision for accounts receivable and contract assets
Accounts Receivable, Allowance for Credit Loss, Beginning Balance			1,152,487
Allowance for doubtful accounts receivable				1,152,487
Accounts receivable, Provision of accounts receivable and contract assets (net of recovery)			1,612,419
Accounts Receivable, Allowance for Credit Loss, Ending Balance				1,152,487
Charge-off for accounts receivable assets			(2,764,906)
Charge-off for contract assets				(19,367,707)
Allowance for accounts receivable and contract assets, Beginning balance			1,152,487	7,824,878
Allowance for doubtful accounts of accounts receivable and contract assets				1,152,487
Allowance for accounts receivable and contract assets, Ending balance				1,152,487
Provision for accounts receivable and contract assets				11,883,737
Recoveries of charge-off of accounts receivables and contract assets			1,612,419
Xiaoying Revolving Loans | Accounting Standard Update 2016-13 [Member]
Summary of significant accounting policies
Allowance for doubtful accounts				(811,579)
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance			811,579
Allowance for doubtful accounts of accounts receivable and contract assets				811,579
Allowance for accounts receivable and contract assets, Ending balance				811,579
Xiaoying Housing Loan [Member]
Provision for accounts receivable and contract assets
Provision for accounts receivable and contract assets	21,835,625	3,165,868	77,247,810	121,485,215
Internet Channel
Provision for accounts receivable and contract assets
Provision for accounts receivable and contract assets				(3,232,265)
Internet Channel | Accounting Standard Update 2016-13 [Member]
Summary of significant accounting policies
Allowance for doubtful accounts				(3,232,265)
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance			¥ 3,232,265
Allowance for doubtful accounts of accounts receivable and contract assets				3,232,265
Allowance for accounts receivable and contract assets, Ending balance				¥ 3,232,265
Other loans
Summary of significant accounting policies
Accounts receivable gross	785,395				113,871
Contract assets gross	4,019,608				582,789
Allowance for doubtful accounts | $					(5,674)
Past-due accounts receivables	824,527				119,545
Provision for accounts receivable and contract assets
Allowance for doubtful accounts receivable	39,132
Accounts receivable, Provision of accounts receivable and contract assets (net of recovery)	145,931	21,158
Accounts Receivable, Allowance for Credit Loss, Ending Balance	39,132
Contract assets, ending balance	2,586	375
Provision for contract assets (net of recovery)	2,586	375
Charge-off for accounts receivable assets	(106,799)
Allowance for doubtful accounts of accounts receivable and contract assets | $					5,674
Allowance for accounts receivable and contract assets, Ending balance | $		5,674
Charge-off for accounts receivable and contract assets | $		(15,484)
Recoveries of charge-off of accounts receivables and contract assets	145,931	21,158
Other loans | Not past-due
Summary of significant accounting policies
Past-due accounts receivables	746,331				108,208
Other loans | 1 - 30 days
Summary of significant accounting policies
Past-due accounts receivables	40,675				5,897
Other loans | 30 - 60 days
Summary of significant accounting policies
Past-due accounts receivables	37,521				5,440
Other loans | Credit losses
Summary of significant accounting policies
Contract assets gross	2,586				375
Allowance for doubtful accounts	(39,132)				(5,674)
Provision for accounts receivable and contract assets
Allowance for doubtful accounts of accounts receivable and contract assets	39,132				5,674
Allowance for accounts receivable and contract assets, Ending balance	39,132	$ 5,674
Other loans | Loan Facilitation Service [Member]
Summary of significant accounting policies
Contract assets gross	3,887,805				563,679
Other loans | Post-origination Service [Member]
Summary of significant accounting policies
Contract assets gross	134,389				19,485
Other loans | Financial Service [Member]
Summary of significant accounting policies
Accounts receivable gross	¥ 824,527				$ 119,545